InvestEd Portfolios

Supplement dated February 6, 2018 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

as supplemented October 16, 2017

The following replaces the “Portfolio Managers” section for each of InvestEd Aggressive Portfolio, InvestEd Income Portfolio and InvestEd Fixed Income Portfolio on pages 6, 26 and 31, respectively:

Portfolio Managers

F. Chace Brundige, Senior Vice President of IICO, Cynthia P. Prince-Fox, Senior Vice President of IICO, and Aaron Young, Vice President of IICO, have managed the Portfolio since September 2017, and W. Jeffery Surles, Senior Vice President of IICO, has managed the Portfolio since February 2018. Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Portfolio.

The following replaces the “Portfolio Managers” section for each of InvestEd Growth Portfolio, InvestEd Balanced Portfolio and InvestEd Conservative Portfolio on pages 12, 17 and 22, respectively:

Portfolio Managers

F. Chace Brundige, Senior Vice President of IICO and Cynthia P. Prince-Fox, Senior Vice President of IICO, have managed the Portfolio since June 2016; Aaron Young, Vice President of IICO, has managed the Portfolio since October 2016; and W. Jeffery Surles, Senior Vice President of IICO, has managed the Portfolio since February 2018. Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Portfolio.

The following replaces the first paragraph of the “The Management of the Portfolios — Portfolio Management” section on page 82:

F. Chace Brundige, Cynthia P. Prince-Fox, Aaron Young and W. Jeffery Surles are primarily responsible for the day-to-day portfolio management of the Portfolios. Mr. Brundige and Ms. Prince-Fox have managed the Growth Portfolio, Balanced Portfolio and Conservative Portfolio since June 2016, and the Aggressive Portfolio, Income Portfolio and Fixed Income Portfolio since September 2017. Mr. Young has managed the Growth Portfolio, Balanced Portfolio and Conservative Portfolio since October 2016, and the Aggressive Portfolio, Income Portfolio and Fixed Income Portfolio since September 2017. Mr. Surles has held his responsibilities for each of the Portfolios since February 2018.

The following is inserted following the final sentence of the third paragraph of the “The Management of the Portfolios — Portfolio Management” section on page 82:

Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Portfolios.

The following is inserted as a new paragraph following the fourth paragraph of the “The Management of the Portfolios — Portfolio Management” section on page 82:

Mr. Surles is Senior Vice President of IICO and Vice President of the Trust. He joined WRIMCO in 2007 initially serving as an investment analyst. Mr. Surles earned a BS degree from Vanderbilt University, and an MBA from the University of Wisconsin. He is a Chartered Financial Analyst.

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